SEGMENT AND GEOGRAPHIC AREA INFORMATION - Information regarding operations by segment (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2025 segment	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) item	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)
SEGMENT INFORMATION
Number of reportable segments	3			3		2
Depreciation expense						$ 384,165	$ 432,595
Revenues:
Total revenues		$ 1,024,111	$ 762,822	$ 1,589,505	$ 1,633,113	2,136,935	2,113,490
Gross profit		826,786	395,518	1,142,143	1,001,757	838,907	974,840
Segment information
Selling, general and administrative		2,591,647	2,923,704	15,940,157	5,492,981	10,868,590	11,049,537
Research and development		372,149	849,358	830,711	1,864,368	6,016,912	3,593,750
Total operating expenses		7,577,369	3,773,062	26,601,007	7,357,349	16,885,502	14,643,287
(Loss) income from segment operations		(6,750,583)	(3,377,544)	(25,458,864)	(6,355,592)	(16,046,595)	(13,668,447)
Product revenues
Revenues:
Total revenues		1,007,903	548,638	1,562,996	1,044,485	1,424,147	1,074,813
Service revenues
Revenues:
Total revenues		16,208	214,184	26,509	588,628	712,788	1,038,677
Therapeutic DNA Production
SEGMENT INFORMATION
Depreciation expense						344,008	164,275
DNA Tagging and Security Products and Services
SEGMENT INFORMATION
Depreciation expense						40,157	266,677
Operating segment
Revenues:
Total revenues		1,024,111	983,374	1,589,505	2,179,991	2,136,935	3,431,419
Gross profit		826,786	370,847	1,142,143	1,054,954	838,907	1,016,879
Segment information
Selling, general and administrative		913,405	1,682,711	11,333,971	3,446,753	5,476,182	6,438,685
Research and development		383,894	785,729	830,711	1,759,340	5,576,506	3,408,663
Total operating expenses		5,910,872	2,468,440	21,994,821	5,206,093	11,052,688	9,847,350
(Loss) income from segment operations		(5,084,086)	(2,097,593)	(20,852,678)	(4,151,139)	(10,213,781)	(8,830,469)
Operating segment | Product revenues
Revenues:
Total revenues		1,007,903	548,638	1,562,996	1,044,485	1,424,147	1,074,813
Operating segment | Service revenues
Revenues:
Total revenues		16,208	214,184	26,509	588,628	712,788	1,038,677
Operating segment | Clinical laboratory service revenues
Revenues:
Total revenues			221,272		548,438		1,330,849
Operating segment | Therapeutic DNA Production
Revenues:
Total revenues		638,423	467,209	1,090,234	614,650	988,118	895,354
Gross profit		474,858	290,735	783,468	403,233	336,666	678,167
Segment information
Selling, general and administrative		106,894	1,053,968	624,386	1,856,769	4,203,069	3,065,288
Research and development		364,667	652,473	786,641	1,424,798	5,436,239	2,402,151
Total operating expenses		449,988	1,706,441	1,411,027	3,281,567	9,639,308	5,467,439
(Loss) income from segment operations		24,870	(1,415,706)	(627,559)	(2,878,334)	(9,302,642)	(4,789,272)
Operating segment | Therapeutic DNA Production | Product revenues
Revenues:
Total revenues		638,423	419,412	1,088,971	507,408	828,806	560,000
Operating segment | Therapeutic DNA Production | Service revenues
Revenues:
Total revenues			47,797	1,263	107,242	159,312	335,354
Operating segment | MDx Testing Services
Revenues:
Total revenues			295,613		546,878		1,317,929
Gross profit			132,395		1,963		(49,831)
Segment information
Selling, general and administrative			329,904		551,924		1,127,462
Research and development			60,127		136,766		311,927
Total operating expenses			390,031		688,690		1,439,389
(Loss) income from segment operations			(257,636)		(686,727)		(1,489,220)
Operating segment | MDx Testing Services | Product revenues
Revenues:
Total revenues			129,226
Operating segment | MDx Testing Services | Service revenues
Revenues:
Total revenues			166,387
Operating segment | MDx Testing Services | Clinical laboratory service revenues
Revenues:
Total revenues					548,438		1,330,849
Operating segment | DNA Tagging and Security Products and Services
Revenues:
Total revenues		385,688	220,552	499,271	1,018,463	1,148,817	1,218,136
Gross profit		351,928	(52,283)	358,675	649,758	502,241	388,543
Segment information
Selling, general and administrative		71,577	298,839	118,557	1,038,060	1,273,113	2,245,935
Research and development		19,227	73,129	44,070	197,776	140,267	694,585
Total operating expenses		90,804	371,968	162,627	1,235,836	1,413,380	2,940,520
(Loss) income from segment operations		261,124	(424,251)	196,048	(586,078)	(911,139)	(2,551,977)
Operating segment | DNA Tagging and Security Products and Services | Product revenues
Revenues:
Total revenues		369,480		474,025	537,077	595,341	514,813
Operating segment | DNA Tagging and Security Products and Services | Service revenues
Revenues:
Total revenues		$ 16,208		$ 25,246	481,386	$ 553,476	703,323
Operating segment | DNA Tagging and Security Products and Services | Clinical laboratory service revenues
Revenues:
Total revenues			221,272
Less intersegment revenues
Revenues:
Total revenues			(720)		(1,560)		(12,920)
Less intersegment revenues | MDx Testing Services
Revenues:
Total revenues					$ (1,560)		$ (12,920)
Less intersegment revenues | DNA Tagging and Security Products and Services
Revenues:
Total revenues			$ (720)